As filed with the Securities and Exchange Commission on April 11, 2017
Securities Act Registration No. 333-206306
Investment Company Act Reg. No. 811-23086

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 7	[ ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 10	[ ]
(Check appropriate box or boxes.)

WP TRUST
(Exact Name of Registrant as Specified in Charter)

129 NW 13th Street, Suite D-26
Boca Raton, FL 33432
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 950-9112

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801
 (Name and Address of Agent for Service)

With Copies To:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Post-Effective Amendment.

It is proposed that this filing will become effective (check appropriate box)
|X|	immediately upon filing pursuant to paragraph (b)
|_|	on (date) pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
|_|	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
|_|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 6 filed on March 30, 2017 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement under the Securities Act and Amendment No. 10 to the Registration Statement under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in Boca Raton, Florida on the 11th day of April, 2017.

WP Trust

By:	/s/ Charles S. Stoll
Charles S. Stoll, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

/s/ Charles S. Stoll	April 11, 2017
Charles S. Stoll, Trustee and President	Date
(Principal Executive Officer)

*	April 11, 2017
Donald H. Baxter, Trustee	Date

*	April 11, 2017
Ronald F. Rohe, Trustee	Date

*	April 11, 2017
Michael G. Rogan, Trustee	Date

*	April 11, 2017
Bradley J. Alden, Trustee	Date

/s/ Larry E. Beaver	April 11, 2017
Larry E. Beaver, Treasurer (Principal Financial Officer)

*By	/s/ Charles S. Stoll
Charles S. Stoll
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase